Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

12. Stock-Based Compensation

The Company maintains an equity incentive plan established in 2006, the 2006 Equity Incentive Plan (the “2006 Plan”). Under the 2006 Plan, the Company may grant incentive stock options, non-qualified stock options and restricted stock to eligible recipients under the Plan which include employees, directors and consultants. To date, the Company has issued only stock options and restricted stock. On January 1, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 Plan”), which replaces, on a go forward basis, the 2006 Plan. All ungranted equity reserved for issuance and not subject to outstanding awards under the 2006 Plan have been assumed by the 2016 Plan and no additional equity will be granted under the 2006 Plan. As of March 31, 2021, 2,243,877 shares remained for future awards under the 2016 Equity Incentive Plan. All outstanding stock awards granted under the 2006 Plan will remain subject to the 2006 Plan.

The Company records stock-based compensation in cost of revenue, sales and marketing, general and administrative and research and development. Stock-based compensation was included in the following line items:

	Three months ended March 31,
	2021	2020
	(in thousands)
Cost of revenue	$90	$(88)
Sales and marketing	1,111	(200)
General and administrative	1,991	288
Research and development	97	75

Total stock-based compensation	$3,289	$75

Stock Options

The compensation costs for stock option awards are accounted for in accordance with ASC 718, Compensation-Stock Compensation. Stock options vest over a four-year period and expire on the tenth anniversary of the date of award. Certain of the Company’s stock option awards (the “Officer Awards”) include a provision that may require the Company to redeem the vested portion of options at fair value in cash upon a separation of service initiated by the Company or upon death or disability of the holder. The Company has determined that the redemption feature requires the Officer Awards to be classified in temporary equity. For share-based payment arrangements with employees, the amount presented in temporary equity at each balance sheet date is based on the redemption provisions of the instrument and adjusted for the proportion of consideration received in the form of employee services. The shares underlying the Officer Awards are puttable to the Company upon certain conditions, such as death or disability of the Officer Awards recipients, which the Company has determined is not probable; therefore, the Company reclassifies the grant-date intrinsic value to mezzanine equity as the awards vest.

The Company’s stock option awards granted in the People’s Republic of China (the “PRC Awards”) contains a performance condition that states that the awards are only exercisable if the Company’s common shares are publicly traded and must be exercised by a cashless sell-all transaction. When the exercise contingency is resolved, the PRC Awards will be classified as liabilities and recorded at fair value. In the period the exercise contingency is resolved US GAAP requires the immediate recognition of all previously unrecognized compensation since the original grant date. As a result, compensation expense recorded in the period that achievement is deemed probable could include a substantial amount of previously unrecorded compensation expense related to the prior periods. As of March 31, 2021 and December 31, 2020, there was $1.4 million in unrecognized compensation costs related to currently unexercisable awards.

In 2020, the Company granted certain executives stock option awards that contain both service and performance vesting conditions (the “Time and Performance Based Option”). The Time and Performance Based Option granted awards in three tranches. The Time-Based Option vests 25 percent one year after the grant date and, thereafter, in 12 successive equal quarterly installments measured from the first anniversary, subject to the grantee’s continuous service with the Company. The Performance-Based I Option vests contingent upon the Company meeting certain performance goals. The Performance-Based II Option vests contingent upon the grantee achieving certain goals. Both the Performance-Based I Option and Performance-Based II Option are subject to the grantee’s continuous service to the company and approval by the board of directors.

For the three months ended March 31, 2021 and 2020, the Company recorded stock-based compensation expense of $2.3 million and $0.5 million respectively, related to these options. These costs have been recorded in cost of revenue in the consolidated statements of operations.

As of March 31, 2021 and December 31, 2020, there was $22.6 million and $18.4 million, respectively, in unrecognized compensation costs related to non-vested awards.

At March 31, 2021, AvePoint had 3,835,972 options outstanding and 1,576,086 options exercisable with intrinsic values of $248.1 million and $112.5 million, respectively. During the three months ended March 31, 2021, 126,730 options were exercised with a total intrinsic value of $9.4 million.

Put and Call Options

On December 26, 2019, the Company granted put options, to certain of the Company’s management, to request a redemption of 358,188 shares of Common Stock (“Modified Common Stock”) or 592,399 shares underlying options to acquire Common Stock (Modified Options, collectively, “Eligible Shares”) during the period from March 25, 2025 to April, 2025 (the “Settlement Period”) or, if earlier, the 30 day period following a Qualifying Termination for a redemption price per share equal to the fair market value, as determined by the AvePoint’s Board of Directors; provided, that if a redemption request is delivered following a Qualifying Termination, the Company shall pay the redemption price during the Settlement Period unless the holders of Series C Preferred Stock consent to the payment of the redemption price by the Company within the 30 day period following the Qualifying Termination. In addition, the Company has a right to purchase all or any portion of the Eligible Shares at any time for a purchase price per share equal to the fair market value.

Temporary-equity classification is required if stock awards that would otherwise qualify for equity classification are subject to contingent redemption features that are not solely within the control of the issuer. The Company remeasures the Modified Common Stock at each balance sheet date based on the fair value of the Company’s shares and such remeasurements are reflected as an adjustment of the value in temporary equity. As of March 31, 2021 and December 31, 2020, the temporary equity balance related to the Modified Common Stock was $24.9 million and $25.1 million, respectively.

The fair values of Modified Options were estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Expected life	4.33 years	4.48 years
Expected volatility	44.02%	42.97%
Risk-free rate	0.78%	0.37%
Dividend yield	—	—

At March 31, 2021 and December 31, 2020, the liability balance related to Modified Options was $36.8 million and $36.8 million, respectively. For the three months ended March 31, 2021 and 2020, the Company recorded stock-based compensation expense and income of $0.8 million and $0.4 million, respectively, related to these options. These costs have been recorded in costs of revenue and operating expenses in the consolidated statements of operations.

During the three months ended March 31, 2021, 12,000 options included in Modified Options were exercised. At March 31, 2021, 91,433 outstanding shares are liability-classified and are remeasured at fair value each period. At March 31, 2021 and December 31, 2020, the liability balance related to this common stock was $7.7 million and $6.7 million, respectively. For the three months ended March 31, 2021, the Company recorded stock-based compensation expense of $0.2 million related to this common stock.

12. Stock-Based Compensation

The Company maintains an equity incentive plan established in 2006, the 2006 Equity Incentive Plan (the “2006 Plan”). Under the 2006 Plan, the Company may grant incentive stock options, non-qualified stock options and restricted stock to eligible recipients under the Plan which include employees, directors and consultants. To date, the Company has issued only stock options and restricted stock. On January 1, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 Plan”), which replaces, on a go forward basis, the 2006 Plan. All ungranted equity reserved for issuance and not subject to outstanding awards under the 2006 Plan have been assumed by the 2016 Plan and no additional equity will be granted under the 2006 Plan. As of December 31, 2020, 2,202,882 shares remained for future awards under the 2016 Equity Incentive Plan. All outstanding stock awards granted under the 2006 Plan will remain subject to the 2006 Plan.

The Company records stock-based compensation in cost of revenue, sales and marketing, general and administrative and research and development. Stock-based compensation was included in the following line items:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Cost of revenue	$592	$415	$157
Sales and marketing	19,973	8,166	384
General and administrative	12,916	5,034	1,036
Research and development	286	278	143

Total stock-based compensation	$33,767	$13,893	$1,720

Stock Options

The compensation costs for stock option awards are accounted for in accordance with ASC 718, Compensation-Stock Compensation. Stock options vest over a four-year period and expire on the tenth anniversary of the date of award. Certain of the Company’s stock option awards (the “Officer Awards”) include a provision that may require the Company to redeem the vested portion of options at fair value in cash upon a separation of service initiated by the Company or upon death or disability of the holder. The Company has determined that the redemption feature requires the Officer Awards to be classified in temporary equity. For share-based payment arrangements with employees, the amount presented in temporary equity at each balance sheet date is based on the redemption provisions of the instrument and adjusted for the proportion of consideration received in the form of employee services. The shares underlying the Officer Awards are puttable to the Company upon certain conditions, such as death or disability of the Officer Awards recipients, which the Company has determined is not probable; therefore, the Company reclassifies the grant-date intrinsic value to mezzanine equity as the awards vest.

The Company’s stock option awards granted in the People’s Republic of China (the “PRC Awards”) contains a performance condition that states that the awards are only exercisable if the Company’s common shares are publicly traded and must be exercised by a cashless sell-all transaction. When the exercise contingency is resolved, the PRC Awards will be classified as liabilities and recorded at fair value. In the period the exercise contingency is resolved US GAAP requires the immediate recognition of all previously unrecognized compensation since the original grant date. As a result, compensation expense recorded in the period that achievement is deemed probable could include a substantial amount of previously unrecorded compensation expense related to the prior periods. As of December 31, 2020 and 2019, there was $1.4 million in unrecognized compensation costs related to currently unexercisable awards.

In 2020, the Company granted certain executives stock option awards that contain both service and performance vesting conditions (the “Time and Performance Based Option”). The Time and Performance Based Option granted awards in three tranches. The Time-Based Option vests 25 percent one year after the grant date and, thereafter, in 12 successive equal quarterly installments measured from the first anniversary, subject to the grantee’s continuous service with the Company. The Performance-Based I Option vests contingent upon the Company meeting certain performance goals. The Performance-Based II Option vests contingent upon the grantee achieving certain goals. Both the Performance-Based I Option and Performance-Based II Option are subject to the grantee’s continuous service to the company and approval by the board of directors.

For the years ended December 31, 2020, 2019 and 2018, the Company recorded stock-based compensation expense of $3.3 million, $2.6 million, and $1.7 million respectively, related to these options. These costs have been recorded in cost of revenue in the consolidated statements of operations.

As of December 31, 2020 and 2019, there was $18.4 million and $6.1 million, respectively, in unrecognized compensation costs related to non-vested awards.

The Company estimates the fair value of stock options that vest based on service conditions using a Black-Scholes valuation model. The fair value of each Performance-Based I Option was estimated on the date of grant using the Black-Scholes model and assumes that performance goals are probable of being achieved. The Performance-Based II Option awards include a discretionary vesting condition. Fair value will be determined using the Black-Scholes model when confirmation of the award is communicated to the grantee and a grant date is established.

The fair values of stock options granted were estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	2020	2019	2018
Expected life	6.11 years	6.11 years	8.16 years
Expected volatility	43.52%	36.93%	62.48%
Risk-free rate	0.41%	2.59%	2.82%
Dividend yield	—	—	—

To estimate the expected life of stock options, the Company considered the vesting term, contractual expiration period, and market conditions. The Company’s historical experience is too limited to be able to reasonably estimate expected life. Expected volatility is based on historical volatility of a group of peer entities. Dividend yields are based upon historical dividend yields. Risk-free interest rates are based on the implied yields currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected life. To estimate the value of the common stock, the Company obtained a valuation from a third party appraisal firm.

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
	(Aggregate Intrinsic Value figure presented in thousands)
Balance, January 1, 2018	2,601,775	8.49	6.27	—
Options granted	407,251	6.66	—	—
Options exercised	(57,351)	1.69	—	—
Options forfeited or expired	(267,793)	8.49	—	—

Balance, December 31, 2018	2,683,882	8.37	6.12	—
Options granted	613,647	13.17	—	—
Options exercised	(52,000)	1.69	—	—
Options forfeited or expired	(236,084)	6.12	—	—

Balance, December 31, 2019	2,867,966	9.80	6.42	—
Options granted	1,327,432	33.94	—	—
Options exercised	(81,447)	6.67	—	—
Options forfeited or expired	(103,427)	11.49	—	—

Balance, December 31, 2020	4,010,524	$17.81	6.89	$263,316

At December 31, 2020, the following table summarizes information about outstanding and exercisable stock options:

	Outstanding			Exercisable
Exercise Price	Stock Options	Weighted Average Contractual Life	Weighted Average Exercise Price	Stock Options	Weighted Average Contractual Life	Weighted Average Exercise Price
$ 0.29 - $ 1.69	446,200	6.50	$0.39	—	—	$—
$ 3.70 - $ 11.61	1,119,898	4.42	9.93	1,065,048	4.28	9.71
$ 13.24 - $ 33.94	2,364,126	8.22	25.11	635,189	5.45	13.81

	4,010,524	6.89	$17.81	1,700,237	4.72	$11.24

The weighted-average grant-date fair values of options granted during the years ended December 31, 2020, 2019 and 2018 were $14.18 per share, $5.92 per share, and $11.06 per share, respectively. The aggregate intrinsic value of those stock options exercised during the years ended December 31, 2020, 2019 and 2018 were $4.6 million, $0.7 million and $0.7 million, respectively. The aggregate intrinsic value of exercisable stock options was $77.2 million at December 31, 2020.

Restricted Stock

On November 29, 2013, the Company granted restricted stock in the aggregate amount of 300,000 shares (the “Restricted Stock”) to certain of the Company’s founding members (the “Founders”). The shares became unrestricted and vested over 37 months. All awards of Restricted Stock were fully vested as of December 31, 2016.

On November 29, 2013, the Founders entered into partially nonrecourse promissory notes in the aggregate amount of $4.0 million due and payable November 29, 2022 (collectively, the “Notes”), as consideration for the Restricted Stock. The promissory notes bear an interest rate of 2% per annum. In December 2020, the Founders repaid the promissory notes and all accrued interest in the aggregate amount of $4.6 million.

Put and Call Options

On December 26, 2019, the Company granted put options, to certain of the Company’s management, to request a redemption of 358,188 shares of Common Stock (“Modified Common Stock”) or 592,399 shares underlying options to acquire Common Stock (Modified Options, collectively, “Eligible Shares”) during the period from March 25, 2025 to April, 2025 (the “Settlement Period”) or, if earlier, the 30 day period following a Qualifying Termination for a redemption price per share equal to the fair market value, as determined by the AvePoint’s Board of Directors; provided, that if a redemption request is delivered following a Qualifying Termination, the Company shall pay the redemption price during the Settlement Period unless the holders of Series C Preferred Stock consent to the payment of the redemption price by the Company within the 30 day period following the Qualifying Termination. In addition, the Company has a right to purchase all or any portion of the Eligible Shares at any time for a purchase price per share equal to the fair market value.

The equity-classified Modified Common Stock are accounted for as modifications to equity-classified awards and incremental compensation cost is determined as the difference between the fair value of the original awards and the Modified Common Stock as of the modification date. In 2019, the Company recorded a one-time stock-based compensation expense of $0.5 million, related to Modified Common Stock. These costs have been recorded in operating expenses in the consolidated statements of operations.

Temporary-equity classification is required if stock awards that would otherwise qualify for equity classification are subject to contingent redemption features that are not solely within the control of the issuer. As of December 31, 2019, the Company reclassified the $10.7 million redemption value of the Modified Common Stock to temporary equity. The Company remeasures the Modified Common Stock at each balance sheet date based on the fair value of the Company’s shares and such remeasurements are reflected as an adjustment of the value in temporary equity. As of December 31, 2020 and 2019, the temporary equity balance related to the Modified Common Stock was $25.1 million and $10.1 million, respectively.

The Modified Options are accounted for as modifications, which resulted in a change in classification from equity-classified to liability-classified awards. Incremental compensation cost is determined as the difference between the fair value of the original awards and the Modified Options as of the modification date. Subsequently, the Modified Options are remeasured at fair value each period.

The fair values of Modified Options were estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions at the modification date and at year end:

	December 31, 2020	December 31, 2019
Expected life	4.48 years	2.68 years
Expected volatility	42.97%	36.40%
Risk-free rate	0.37%	1.66%
Dividend yield	—	—

At December 31, 2020 and 2019, the liability balance related to Modified Options was $36.8 million and $13.0 million, respectively. For the year ended December 31, 2020 and 2019, the Company recorded stock-based compensation expense of $29.6 million and $13.0 million, respectively, related to these options. These costs have been recorded in costs of revenue and operating expenses in the consolidated statements of operations.

During 2020, 19,443 options included in Modified Options were exercised and 60,000 restricted shares issued in exchange for the nonrecourse promissory note described above were settled. The total 79,443 outstanding shares are liability-classified and are remeasured at fair value each period. At December 31, 2020 and 2019, the liability balance related to this common stock was $6.7 million and $0, respectively. For the year ended December 31, 2020 and 2019, the Company recorded stock-based compensation expense of $0.9 million and $0, respectively, related to this common stock.